ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 55,641	$ 15,184
Accrued liabilities	15,172	61,362
Accounts payable and accrued liabilities	$ 70,813	$ 76,546